Results From Financial Transactions - Summary of Realized Gains and Losses on Financial Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	€ 510	€ 132	€ 399
Shares [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	17	3	11
Debt securities and money market investments [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	396	153	372
Loans [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	126	20	32
Other [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	€ (30)	€ (43)	€ (16)